Profit/(loss) on disposal of intangible assets	12 Months Ended
Jun. 30, 2018
Profit/(loss) on disposal of intangible assets
Profit/(loss) on disposal of intangible assets

8 Profit/(loss) on disposal of intangible assets

	2018 £'000	2017 £'000	2016 £'000
Profit/(loss) on disposal of registrations	14,709	9,876	(9,786)
Player loan income	3,410	1,050	—

	18,119	10,926	(9,786)